Offerings - Offering: 1	Feb. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	In accordance with Rules 465(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the registration statement on Form S-3ASR (File No. 333-284133), filed on January 3, 2025 (the "current registration statement").